THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
EQUITIES (65.3%)
COMMON STOCK (65.0%)
FOREIGN COMMON STOCK (14.2%)
AUSTRALIA (0.2%)
AMP Ltd. (Insurance).............................         5,387   $      58,892
Australia & New Zealand Banking Group Ltd.
  (Banking)......................................        14,800         108,829
Brambles Industries Ltd. (Commercial Services)...         2,596          68,390
Broken Hill Proprietary Company Ltd. (Metals &
  Mining)........................................        13,700         158,696
Colonial Ltd. (Financial Services)...............        17,300          61,264
CSR Ltd. (Building Materials)....................        25,600          73,203
Foster's Brewing Group Ltd. (Food, Beverages &
  Tobacco).......................................        21,800          61,442
Lend Lease Corp. Ltd. (Financial Services).......         9,700         133,183
National Australia Bank Ltd. (Banking)...........        12,900         213,470
News Corp. Ltd. (Broadcasting & Publishing)......         2,000          17,064
Pioneer International Ltd. (Building
  Materials).....................................        38,145          97,209
Southcorp Ltd. (Food, Beverages & Tobacco).......        23,800          96,114
Telstra Corp. Ltd. (Telecommunication Services)..        34,500         197,694
Woolworths Ltd. (Retail).........................        23,900          79,495
                                                                  -------------
                                                                      1,424,945
                                                                  -------------

AUSTRIA (0.1%)
Bank Austria AG (Banking)........................        13,520         711,083
                                                                  -------------
BELGIUM (0.0%)
Delhaize-Le Lion SA (Retail).....................         3,830         326,054
                                                                  -------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

CANADA (0.5%)
Cinar Films, Inc., Class B (Entertainment,
  Leisure & Media)...............................        18,300   $     451,781
Seagram Company Ltd. (Entertainment, Leisure &
  Media).........................................        80,100       4,035,038
Alcan Aluminum Ltd. (Metals & Mining)............         6,100         194,819
                                                                  -------------
                                                                      4,681,638
                                                                  -------------

DENMARK (0.1%)
Danisco A/S (Food, Beverages & Tobacco)..........         7,251         327,676
Ratin A/S (Holding Companies)....................         1,104         129,715
GN Store Nord A/S (Telecommunications-
  Equipment).....................................         4,251         143,635
                                                                  -------------
                                                                        601,026
                                                                  -------------

FINLAND (0.2%)
MeritaNordbanken OYJ (Banking)...................        30,500         173,310
Sampo Insurance Co. Ltd., A Shares (Insurance)...         4,700         136,200
Stora Enso OYJ, A Shares (Forest Products &
  Paper).........................................        29,673         317,610
Stora Enso OYJ, R Shares (Forest Products &
  Paper).........................................        58,240         630,233
Nokia OYJ (Telecommunications-Equipment).........         8,495         744,656
                                                                  -------------
                                                                      2,002,009
                                                                  -------------

FRANCE (1.3%)
Alcatel (Telecommunications-Equipment)...........         1,337         188,208
Alstom SA (Railroads)+...........................         9,774         307,429
AXA (Insurance)..................................         3,143         383,444
Canal Plus (Broadcasting & Publishing)...........           658         184,641
Carrefour SA (Retail)............................         3,738         549,323
Castorama Dubois Investissement SA (Retail)......                       379,508

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
FRANCE (CONTINUED)
Compagnie de Saint Gobain SA (Building
  Materials).....................................         2,462   $     392,274
Compagnie Financiere de Paribas (Financial
  Services)......................................         5,812         651,521
Compagnie Generale des Establishments Michelin-B
  (Automotive Supplies)..........................         3,100         126,823
Elf Aquitaine SA (Oil-Services)..................         8,828       1,295,509
France Telecom SA (Telecommunication Services)...         2,453         185,301
Groupe Danone (Food, Beverages & Tobacco)........         2,700         696,109
Imetal SA (Building Materials)...................           807         119,842
Lagardere S.C.A. (Multi-Industry)................         6,499         241,951
Louis Vuitton Moet Hennessy (Food, Beverages &
  Tobacco).......................................         1,750         512,362
Renault SA (Automotive)..........................         3,627         157,846
Rhodia SA (Chemicals)............................        11,330         214,991
Rhone-Poulenc SA (Chemicals).....................        10,800         493,513
Sanofi-Synthelabo SA (Pharmaceuticals)+..........         6,064         257,337
SEITA (Food, Beverages & Tobacco)................         3,339         192,831
Societe Generale, Class A (Banking)..............         2,904         511,814
Total Fina SA, B Shares (Oil-Services)...........        12,166       1,569,562
Usinor SA (Metals & Mining)......................         9,270         138,140
Vivendi (Utilities)..............................        16,051       1,300,234
                                                                  -------------
                                                                     11,050,513
                                                                  -------------

GERMANY (1.3%)
BASF AG (Chemicals)..............................        13,609         601,382
Bilfinger & Berger Bau AG (Construction &
  Housing).......................................         7,700         190,182
Continental AG (Automotive)......................         4,300         101,993
DaimlerChrysler AG (Automotive)..................         9,940         861,071
Deutsche Telekom AG (Telecommunication
  Services)......................................        13,190         553,621
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
GERMANY (CONTINUED)

Dresdner Bank AG (Banking).......................        11,130   $     435,018
Fresenius Medical Care AG (Medical Supplies).....         1,931         115,301
Hochtief AG (Construction & Housing).............         4,800         220,775
Hoechst AG (Holding Companies)...................         7,926         358,833
HypoVereinsbank (Banking)........................        13,313         864,948
Karstadt AG (Retail).............................         1,000         480,573
Mannesmann AG (Diversified Manufacturing)........        10,191       1,520,753
Muenchener Rueckversicherungs-Gesellschaft AG
  (Insurance)....................................         3,398         629,015
Munchener Rueckversicherungs-Gesellschaft AG -
  New Shares (Insurance)+........................         3,828         698,745
RWE AG (Utilities)...............................         9,913         458,911
SAP AG (Computer Software).......................         1,178         398,467
Schering AG (Pharmaceuticals)....................         2,333         247,332
SGL Carbon AG (Chemicals)........................         4,700         363,523
Siemens AG (Electrical Equipment)................        11,296         871,364
SKW Trostberg AG (Chemicals).....................         3,700          84,327
Stinnes AG (Transport & Services)+...............        12,055         187,723
VEBA AG (Utilities)..............................        18,291       1,075,191
Volkswagen AG (Automotive).......................         2,647         169,519
                                                                  -------------
                                                                     11,488,567
                                                                  -------------

HONG KONG (0.2%)
Cheung Kong Holdings Ltd. (Real Estate)..........        44,000         391,307
Hongkong Electric Holdings Ltd. (Electric).......        71,500         230,389
Hutchison Whampoa Ltd. (Multi-Industry)..........        57,000         516,104
Sun Hung Kai Properties Ltd. (Real Estate).......        66,000         601,847
                                                                  -------------
                                                                      1,739,647
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
IRELAND (0.1%)
CRH PLC (Building Materials).....................         9,800   $     173,831
Greencore Group PLC (Food, Beverages &
  Tobacco).......................................        28,100          86,936
Irish Life PLC (Financial Services)..............         8,944          94,543
Jefferson Smurfit Group PLC (Forest Products &
  Paper).........................................        74,072         173,784
                                                                  -------------
                                                                        529,094
                                                                  -------------

ITALY (0.2%)
Assicurazioni Generali SPA (Insurance)...........        20,841         722,156
Banca Fideuram SPA (Financial Services)..........        51,365         299,288
ENI SPA (Oil-Services)...........................        53,306         318,294
Mediaset SPA (Broadcasting & Publishing).........        27,852         247,592
Monte dei Paschi di Siena SPA (Banking)+.........        26,710         118,445
Telecom Italia SPA - RNC (Telecommunication
  Services)......................................        57,816         313,622
                                                                  -------------
                                                                      2,019,397
                                                                  -------------

JAPAN (2.9%)
Alps Electric Co., Ltd. (Electronics)............         2,000          46,845
Asahi Bank Ltd. (Banking)........................       102,000         488,780
Bank of Tokyo - Mitsubishi Ltd. (Banking)........        66,000         939,537
Bridgestone Corp. (Chemicals)....................        14,000         423,345
Citizen Watch Co. (Retail).......................        34,000         294,953
Dai Nippon Printing Co., Ltd. (Business & Public
  Services)......................................         9,000         143,883
DDI Corp. (Telecommunications)...................            59         367,056
Denso Corp. (Automotive Supplies)................         6,000         121,947
Ebara Corp. (Machinery)..........................        19,000         225,891
Fanuc Ltd. (Machinery)...........................        11,400         612,214
Fuji Heavy Industries, Ltd. (Truck & Freight
  Carriers)......................................        18,000         138,901
Fuji Photo Film (Electronics)....................         8,000         302,719
Fujitsu Ltd. (Computer Systems)..................        32,000         643,775
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
JAPAN (CONTINUED)

Hitachi Ltd. (Electrical Equipment)..............        30,000   $     281,321
Hitachi Software Engineering Co. (Computer
  Software)......................................         3,000         148,716
Honda Motor Co. Ltd. (Automotive)................        16,000         678,144
The Industrial Bank Japan, Ltd. (Banking)........        17,000         134,836
Ito - Yokado Co. Ltd. (Retail)...................        13,000         869,988
Japan Tobacco, Inc. (Food, Beverages &
  Tobacco).......................................            46         509,269
Kawasaki Steel Corp. (Metals & Mining)...........       201,000         375,309
Kyocera Corp. (Electronics)......................         5,800         340,229
Matsushita Electric Industrial Co. Ltd.
  (Electronics)..................................        39,000         757,212
Minebea Co. Ltd. (Capital Goods).................        42,000         468,455
Mitsubishi Chemical Corp. (Chemicals)............       225,000         778,899
Mitsubishi Corp. (Wholesale & International
  Trade).........................................        55,000         372,616
Mitsubishi Estate Co. Ltd. (Real Estate).........        26,000         253,693
Mitsui Mining & Smelting Co. Ltd. (Metals &
  Mining)........................................         6,000          30,982
Mitsui Trust & Banking Co. Ltd. (Banking)........        88,000         140,322
NAMCO Ltd. (Entertainment, Leisure & Media)......        12,600         338,329
Nichiei Co. Ltd. (Financial Services)............         5,000         437,886
Nippon Telegraph & Telephone Corp.
  (Telecommunications)...........................           149       1,735,762
Nippon Yusen Kabushiki Kaisha (Transport &
  Services)......................................       168,000         646,815
Nishimatsu Construction Co. Ltd. (Construction &
  Housing).......................................       100,000         573,382
Osaka Gas Co. Ltd. (Natural Gas).................       103,000         349,755
Ricoh Co. Ltd. (Electrical Equipment)............        56,000         770,811
Rohm Co. Ltd. (Electronics)......................         5,000         782,824
Sanwa Bank Ltd. (Banking)........................        14,000         137,760
Sekisui Chemical Co. Ltd. (Chemicals)............        24,000         139,198

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
JAPAN (CONTINUED)
Shohkoh Fund & Co. Ltd. (Financial Services).....           780   $     559,370
Snow Brand Milk Products Co. Ltd. (Food,
  Beverages & Tobacco)...........................        14,000          68,360
Softbank Corp. (Computer Software)...............         1,800         364,503
Sony Corp. (Electronics).........................           600          64,691
Sony Music Entertainment, Inc. (Entertainment,
  Leisure & Media)...............................        13,000       1,106,281
Sumitomo Bakelite Co., Ltd. (Chemicals)..........        18,000         138,603
Sumitomo Rubber Industries, Ltd. (Automotive
  Supplies)......................................        34,000         240,457
Suzuki Motor Corp. (Automotive)..................        19,000         302,182
Taiheiyo Cement Corp. (Building Materials).......        62,000         177,749
Takashimaya Co. Ltd. (Retail)....................         7,000          66,914
Takeda Chemical Industries, Ltd. (Chemicals).....        20,000         926,996
Takefuji Corp. (Financial Services)+.............         4,900         506,452
Tokai Bank Ltd. (Banking)........................        27,000         153,921
Tokyo Electric Power Co., Inc. (Electric)........        16,000         337,750
Tokyo Gas Co. (Natural Gas)......................        90,000         221,587
Tokyo Steel Manufacturing Co. Ltd. (Metals &
  Mining)........................................        21,400         112,449
Tostem Corp. (Construction & Housing)............        19,000         364,974
Toyota Motor Corp. Ltd. (Automotive).............        35,000       1,107,520
Uny Co., Ltd. (Retail)...........................         7,000         105,258
West Japan Railway Co. (Railroads)...............           135         517,531
Yamanouchi Pharmaceutical Co. Ltd.
  (Pharmaceuticals)..............................        19,000         726,808
York - Benimaru Co., Ltd. (Retail)...............         3,300         124,599
                                                                  -------------
                                                                     25,097,314
                                                                  -------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

NETHERLANDS (2.2%)
ABN AMRO Holding NV (Banking)....................        39,178   $     848,467
Aegon NV (Insurance).............................         3,870         280,769
Akzo Nobel NV (Chemicals)........................         5,800         244,040
Benckiser NV (Household Products)................         3,116         166,296
Equant NV (Information Processing)+..............         3,703         341,401
Getronics NV (Computer Systems)..................         6,713         258,225
Heineken NV (Food, Beverages & Tobacco)..........        10,060         515,099
ING Groep NV (Financial Services)................        19,552       1,058,580
KPN NV (Telecommunication Services)..............        14,136         663,302
Laurus NV (Retail)...............................        11,169         259,161
Royal Dutch Petroleum Co. (Oil-Services).........        10,990         643,753
Royal Dutch Petroleum Co. (ADR) (Oil-Services)...       132,600       7,989,150
TNT Post Group NV (Transport & Services).........         5,380         128,442
United Pan-Europe Communications NV
  (Telecommunication Services)+..................         2,737         148,468
Vedior NV (Business & Public Services)...........        20,567         349,968
Vendex NV (Retail)...............................        22,482         600,493
Unilever NV (ADR) (Food, Beverages & Tobacco)....        35,800       2,497,050
New Holland NV (Machinery).......................         8,900         152,413
Koninklijke (Royal) Philips Electronics NV
  (Electronics)..................................        10,668       1,052,304
Koninklijke Ahold NV (Retail)....................        10,425         359,084

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
NETHERLANDS (CONTINUED)
STMicroelectronics NV (Semiconductors)...........         5,172   $     344,560
Wolters Kluwer NV (Broadcasting & Publishing)....         8,220         327,214
                                                                  -------------
                                                                     19,228,239
                                                                  -------------

NEW ZEALAND (0.0%)
Fletcher Challenge Building Division Ltd.
  (Building Materials)...........................        24,700          35,995
Fletcher Challenge Energy (Gas Exploration)......        16,600          45,039
Fletcher Challenge Paper Division Ltd. (Forest
  Products & Paper)..............................        91,500          68,368
Telecom Corp. of New Zealand Ltd.
  (Telecommunications)...........................        52,700         226,207
                                                                  -------------
                                                                        375,609
                                                                  -------------

NORWAY (0.0%)
Nycomed Amersham PLC (Medical Supplies)..........        20,340         144,691
                                                                  -------------
PORTUGAL (0.1%)
Banco Pinto & Sotto Mayor SA (Banking)...........        29,900         530,979
Portugal Telecom SA (Telecommunications)+........         4,791         194,916
                                                                  -------------
                                                                        725,895
                                                                  -------------

SINGAPORE (0.1%)
Development Bank of Singapore Ltd. (Banking).....        32,000         390,962
Creative Technology Ltd. (Computer
  Peripherals)...................................        15,000         195,598
Singapore Press Holdings Ltd. (Broadcasting &
  Publishing)....................................         8,000         136,273
Venture Manufacturing Ltd. (Manufacturing).......        25,000         192,368
                                                                  -------------
                                                                        915,201
                                                                  -------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

SPAIN (0.4%)
Actividades de Construccion y Servicios SA
  (Construction & Housing).......................         8,001   $     229,054
Endesa SA (Electric).............................        34,366         732,914
Iberdrola SA (Electric)..........................        20,400         310,731
Indra Sistemas SA (Electronics)..................         8,153          87,863
Repsol SA (Oil-Production).......................        13,900         283,827
Telefonica SA (Telecommunications)...............        22,998       1,107,830
Banco Santander Central Hispano SA (Banking).....        83,514         869,869
                                                                  -------------
                                                                      3,622,088
                                                                  -------------

SWEDEN (0.3%)
Autoliv, Inc. (SDR) (Automotive Supplies)........        19,523         594,755
Electrolux AB, Series B (Appliances & Household
  Durables)......................................         7,267         152,148
Ericsson LM, B Shares (Telecommunications-
  Equipment).....................................        39,626       1,270,102
Skandia Forsakrings AB (Insurance)...............        21,890         409,388
                                                                  -------------
                                                                      2,426,393
                                                                  -------------

SWITZERLAND (0.8%)
Compagnie Financiere Richemont AG (Food,
  Beverages & Tobacco)...........................           108         207,720
Geberit International AG (Construction &
  Housing)+......................................           790         180,147
Holderbank Financiere Glarus AG (Building
  Materials).....................................           125         147,547
Nestle SA (Food, Beverages & Tobacco)............           505         909,889
Novartis AG (Pharmaceuticals)....................           543         792,884
Roche Holding AG (Pharmaceuticals)...............           151       1,552,165
SGS-Thomson Microelectronics NV (Electronics)+...           170         176,059
Swisscom AG (Telecommunication Services).........         2,300         865,502
UBS AG (Banking).................................         3,280         978,985

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
SWITZERLAND (CONTINUED)
Zurich Allied AG (Insurance).....................         1,254   $     713,073
Mettler-Toledo International, Inc.
  (Manufacturing)................................         9,800         243,163
ABB Ltd. (Multi-Industry)+.......................         3,850         360,061
                                                                  -------------
                                                                      7,127,195
                                                                  -------------

UNITED KINGDOM (2.3%)
Allied Zurich PLC (Insurance)....................        19,650         247,020
Arriva PLC (Diversified Manufacturing)...........         7,900          46,573
AstraZeneca Group PLC (Pharmaceuticals)..........        14,100         545,200
Barclays PLC (Banking)...........................        18,000         523,489
Bass PLC (Food, Beverages & Tobacco).............        12,542         181,884
BG PLC (Gas Exploration).........................        43,000         262,312
Billiton PLC (Metals & Mining)...................       102,100         357,287
British Aerospace PLC (Aerospace)................        33,400         217,438
British American Tobacco PLC (Food, Beverages &
  Tobacco).......................................        27,750         261,798
BP Amoco PLC (Oil-Services)......................        97,141       1,739,481
British Sky Broadcasting Group PLC (Broadcasting
  & Publishing)..................................        21,000         194,807
British Telecommunications PLC
  (Telecommunications)...........................        55,400         927,413
Cable & Wireless Communications PLC
  (Telecommunications)...........................        67,500         860,778
Cadbury Schweppes PLC (Food, Beverages &
  Tobacco).......................................        34,000         216,998
Carlton Communications PLC (Entertainment,
  Leisure & Media)...............................        17,500         145,098
Compass Group PLC (Food, Beverages & Tobacco)....        41,600         412,789
Diageo PLC (Food, Beverages & Tobacco)...........        27,812         292,194
Glaxo Wellcome PLC (Pharmaceuticals).............        42,600       1,183,861
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
UNITED KINGDOM (CONTINUED)

Glynwed International PLC (Metals & Mining)......        87,000   $     284,562
Great Universal Stores PLC (Retail)..............        28,700         320,072
Hanson PLC (Building Materials)..................        16,000         143,759
Hays PLC (Commercial Services)...................        22,000         232,000
HSBC Holdings PLC (Banking)......................         8,800         320,985
HSBC Holdings PLC (75p) (Banking)................        15,500         549,246
Invensys PLC (Diversified Manufacturing).........        17,500          82,756
Kingfisher PLC (Retail)..........................        29,900         348,918
Lloyds TSB Group PLC (Banking)...................       117,800       1,599,703
MEPC PLC (Real Estate)...........................        30,643         249,483
MFI Furniture Group PLC (Household Products).....       130,117          82,554
National Power PLC (Electric)....................        70,584         512,916
Northern Foods PLC (Food, Beverages & Tobacco)...        45,700          94,008
Nycomed Amersham PLC (Medical Supplies)..........        15,045         105,237
Ocean Group PLC (Transport & Services)...........        11,900         196,021
Pearson PLC (Broadcasting & Publishing)..........        15,300         310,873
Pilkington PLC (Building Materials)..............       192,200         261,792
Prudential Corp. PLC (Insurance).................        35,000         515,844
Racal Electronic PLC (Telecommunications-
  Equipment).....................................        47,000         286,343
Rentokil Initial PLC (Pollution Control).........        14,000          54,288
Reuters Group PLC (Broadcasting & Publishing)....        14,000         184,159
RMC Group PLC (Building Materials)...............        13,000         209,017
Royal & Sun Alliance Insurance Group PLC
  (Insurance)....................................        52,727         472,501
Royal Bank of Scotland Group PLC (Banking).......        12,200         250,001

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
UNITED KINGDOM (CONTINUED)
Sainsbury (J.) PLC (Retail)......................        40,200   $     253,469
Shell Transport & Trading Co. (Oil-Services).....        19,800         148,563
Smith & Nephew PLC (Medical Supplies)............         5,000          15,132
SmithKline Beecham PLC (Pharmaceuticals).........        52,300         680,134
Tate & Lyle PLC (Food, Beverages & Tobacco)......        15,000          93,396
Tesco PLC (Retail)...............................        35,900          93,089
TI Group PLC (Diversified Manufacturing).........        12,700          85,281
Tomkins PLC (Multi-Industry).....................        75,500         327,279
Unilever PLC (Food, Beverages & Tobacco).........        29,017         257,513
Vickers PLC (Capital Goods)......................        50,066         128,638
Vodafone Group PLC (Telecommunications)..........        69,800       1,373,121
Williams PLC (Diversified Manufacturing).........        18,000         118,885
Woolwich PLC (Financial Services)................        47,000         274,859
                                                                  -------------
                                                                     20,132,817
                                                                  -------------
BAHAMAS (0.0%)
Steiner Leisure Ltd. (Entertainment, Leisure &
  Media).........................................         7,475         225,652
                                                                  -------------

BERMUDA (0.9%)
Tyco International Ltd. (Diversified
  Manufacturing).................................        78,800       7,466,300
RenaissanceRE Holdings Ltd. (Insurance)..........         7,000         259,000
                                                                  -------------
                                                                      7,725,300
                                                                  -------------
  TOTAL FOREIGN COMMON STOCK (COST
   $103,841,658).................................                   124,320,367
                                                                  -------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

UNITED STATES (50.8%)
BASIC INDUSTRIES (1.6%)
CHEMICALS (1.0%)
Albemarle Corp...................................         8,500   $     196,562
Dow Chemical Co..................................        27,600       3,501,750
General Chemical Group, Inc......................        11,700          36,562
Geon Co..........................................        12,100         390,225
Georgia Gulf Corp................................        16,600         280,125
IMC Global, Inc..................................        17,200         303,150
Lyondell Chemical Co.............................        14,700         303,187
Minerals Technologies, Inc.......................         2,300         128,369
PPG Industries, Inc..............................        20,100       1,187,156
Rohm & Haas Co...................................        26,700       1,144,763
Solutia, Inc.....................................        12,500         266,406
Union Carbide Corp...............................        17,200         838,500
Wellman, Inc.....................................        24,200         385,687
                                                                  -------------
                                                                      8,962,442
                                                                  -------------

FOREST PRODUCTS & PAPER (0.3%)
Bowater, Inc.....................................         4,900         231,525
Caraustar Industries, Inc........................        11,200         275,800
Fort James Corp..................................        20,200         765,075
International Paper Co...........................        19,400         979,700
Temple-Inland, Inc...............................         4,700         320,775
Universal Forest Products, Inc...................        16,500         353,719
                                                                  -------------
                                                                      2,926,594
                                                                  -------------

METALS & MINING (0.3%)
Allegheny Teledyne, Inc..........................        32,100         726,262
Commercial Metals Co.............................         5,900         168,150
Freeport - McMoRan Copper & Gold, Inc............        33,900         608,081
Freeport - McMoRan Copper & Gold, Inc., Class
  A..............................................         6,500         108,875
Kennametal, Inc..................................         3,400         105,400
Mueller Industries, Inc.+........................        15,800         536,212
Reynolds Metals Co...............................         2,000         118,000
Schnitzer Steel Industries, Inc., Class A........         4,000          89,750
                                                                  -------------
                                                                      2,460,730
                                                                  -------------
  TOTAL BASIC INDUSTRIES.........................                    14,349,766
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
CONSUMER GOODS & SERVICES (9.5%)
APPARELS & TEXTILES (0.1%)
Columbia Sportwear Co.+..........................         2,400   $      36,675
Fruit of the Loom, Inc., Class A+................         6,000          58,500
Jones Apparel Group, Inc.+.......................        14,201         487,272
Reebok International Ltd.+.......................         4,500          83,812
Unifi, Inc.+.....................................         7,100         150,875
                                                                  -------------
                                                                        817,134
                                                                  -------------

AUTOMOTIVE (0.8%)
Amcast Industrial Corp...........................         3,200          52,200
Cooper Tire & Rubber Co..........................         4,600         108,675
Dana Corp........................................        25,500       1,174,606
Delphi Automotive Systems Corp...................        60,300       1,119,319
Dura Automotive Systems, Inc.+...................         3,100         103,462
Ford Motor Co....................................        29,600       1,670,550
General Motors Corp..............................        12,400         818,400
Genuine Parts Co.................................        10,800         378,000
Goodyear Tire and Rubber Co......................        12,000         705,750
Lear Corp.+......................................        11,700         582,075
Sonic Automotive, Inc.+..........................         5,800          79,750
Tower Automotive, Inc.+..........................         7,400         188,237
                                                                  -------------
                                                                      6,981,024
                                                                  -------------

BROADCASTING & PUBLISHING (1.1%)
Citadel Communications Corp.+....................         3,800         137,631
Comcast Corp., Class A...........................        50,800       1,952,625
Entercom Communications Corp.....................         5,400         230,850
HA-LO Industries, Inc.+..........................        22,700         224,162
Knight Ridder, Inc...............................        15,600         857,025
MediaOne Group, Inc.+............................        42,500       3,160,938
New York Times Co................................        24,800         912,950
Radio One, Inc.+.................................           700          32,462
Times Mirror Co., New Shares.....................        15,800         936,150
TV Guide, Inc., Class A+.........................         1,400          51,144
Washington Post Co., Class B.....................         1,500         806,625
                                                                  -------------
                                                                      9,302,562
                                                                  -------------

COMMERCIAL SERVICES (0.0%)
Nielsen Media Research, Inc......................         4,300         125,775
                                                                  -------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

ENTERTAINMENT, LEISURE & MEDIA (0.3%)
About. com, Inc.+................................           500   $      25,844
American Classic Voyages Co.+....................         3,600          85,725
Anchor Gaming+...................................         4,900         235,659
Education Management Corp.+......................        13,000         269,344
Florida Panthers Holdings, Inc.+.................         6,000          64,125
International Game Technology....................        17,000         314,500
Mattel, Inc......................................        50,400       1,332,450
Media Metrix, Inc.+..............................           300          15,937
MGM Grand, Inc.+.................................         5,200         254,800
Sunterra Corp.+..................................         3,300          45,994
Vistana, Inc.+...................................         2,700          42,019
                                                                  -------------
                                                                      2,686,397
                                                                  -------------

FOOD, BEVERAGES & TOBACCO (2.3%)
American Italian Pasta Co., Class A+.............         5,200         157,950
Beringer Wine Estates Holdings, Inc., Class B+...         2,100          87,609
Bestfoods........................................        15,600         772,200
Coca-Cola Co.....................................        86,300       5,393,750
Coors (Adolph) Co................................         1,400          69,300
H.J. Heinz Co....................................        22,700       1,137,838
Hershey Foods Corp...............................         8,000         475,000
Keebler Foods Co.+...............................         6,600         200,475
Pepsi Bottling Group, Inc........................         9,800         226,012
PepsiCo, Inc.....................................        93,400       3,613,413
Philip Morris Companies, Inc.....................       155,500       6,249,156
Ralston-Ralston Purina Group.....................        15,500         471,781
Sara Lee Corp....................................        46,100       1,045,894
                                                                  -------------
                                                                     19,900,378
                                                                  -------------

HOUSEHOLD APPLIANCES & FURNISHINGS (0.2%)
Furniture Brands International, Inc..............        12,400         345,650
Leggett & Platt, Inc.............................        30,300         842,719
Stanley Furniture Co., Inc.+.....................         9,800         219,275
                                                                  -------------
                                                                      1,407,644
                                                                  -------------

HOUSEHOLD PRODUCTS (0.9%)
Blyth Industries, Inc.+..........................         1,300          44,687
Bush Boake Allen, Inc.+..........................         5,400         157,950
Clorox Co........................................         3,100         331,119
Procter & Gamble Co..............................        78,900       7,041,825
                                                                  -------------
                                                                      7,575,581
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
MISCELLANEOUS (0.0%)
Carriage Services, Inc., Class A+................         1,600   $      30,000
                                                                  -------------

PERSONAL CARE (0.2%)
Gillette Co......................................        37,600       1,541,600
                                                                  -------------

REAL ESTATE (0.0%)
Realty Information Group, Inc.+..................         3,100         133,881
                                                                  -------------

RESTAURANTS & HOTELS (0.3%)
Extended Stay America, Inc.+.....................        12,800         153,600
Hilton Hotels Corp...............................        47,800         678,162
Mirage Resorts, Inc.+............................        29,600         495,800
Starwood Hotels & Resorts Worldwide, Inc.........        34,000       1,039,125
Sun International Hotels Ltd.+...................         2,700         120,825
                                                                  -------------
                                                                      2,487,512
                                                                  -------------
RETAIL (3.3%)
Abercrombie & Fitch Co., Class A+................         7,600         364,800
Albertson's, Inc.................................         3,591         185,161
Alloy Online, Inc.+..............................         2,300          26,378
Ames Department Stores, Inc.+....................         5,300         241,481
AutoZone, Inc.+..................................        18,900         569,362
barnesandnoble.com, inc.+........................         2,300          41,328
CompUSA, Inc.+...................................        16,400         121,975
Corporate Express, Inc.+.........................         8,800          61,462
Dayton Hudson Corp...............................        34,200       2,223,000
Dillard's, Inc., Class A.........................        13,200         463,650
eToys, Inc.+.....................................         1,300          53,097
Federated Department Stores, Inc.+...............        26,000       1,376,375
Gap, Inc.........................................        12,750         642,281
General Nutrition Companies, Inc.+...............        13,400         311,969
Hannaford Brothers Co............................         4,800         256,800
Home Depot, Inc..................................        39,100       2,519,506
J.C. Penney, Inc.................................        21,500       1,044,094
Kmart Corp.+.....................................        60,300         991,181
Kroger Co.+......................................         7,800         217,912
Lithia Motors, Inc., Class A+....................         4,800          98,400
May Department Stores Co.........................        33,700       1,377,488
Nordstrom, Inc...................................         8,100         271,350
Pacific Sunwear of California, Inc.+.............         1,900          46,372
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
RETAIL (CONTINUED)

Regis Corp.......................................         6,050   $     115,895
Safeway, Inc.+...................................        37,200       1,841,400
School Specialty, Inc.+..........................        11,900         190,772
Sears, Roebuck & Co..............................        48,100       2,143,456
Shoe Carnival, Inc.+.............................         2,700          45,984
ShopKo Stores, Inc.+.............................         8,800         319,000
Stamps.com, Inc.+................................         2,600          45,662
The Finish Line, Inc., Class A+..................         9,900         111,066
TJX Companies, Inc...............................        34,000       1,132,625
Toys 'R' Us, Inc.+...............................        34,000         703,375
Wal-Mart Stores, Inc.............................       173,700       8,381,020
Williams-Sonoma, Inc.+...........................         1,800          62,662
Zale Corp.+......................................         3,500         140,000
                                                                  -------------
                                                                     28,738,339
                                                                  -------------
  TOTAL CONSUMER GOODS & SERVICES................                    81,727,827
                                                                  -------------

ENERGY (2.4%)
GAS EXPLORATION (0.1%)
Barrett Resources Corp.+.........................         1,300          49,887
Devon Energy Corp................................         6,300         225,225
Newfield Exploration Co..........................         8,200         233,187
                                                                  -------------
                                                                        508,299
                                                                  -------------

GAS - PIPELINES (0.1%)
Columbia Energy Group............................         8,000         501,500
El Paso Energy Corp..............................        11,300         397,619
K N Energy, Inc..................................         5,500          73,562
                                                                  -------------
                                                                        972,681
                                                                  -------------

OIL PRODUCTION (2.0%)
Exxon Corp.......................................       102,000       7,866,745
Mobil Corp.......................................        62,700       6,207,300
Phillips Petroleum Co............................        13,300         669,156
Texaco, Inc......................................        28,500       1,781,250
Tosco Corp.......................................        29,000         752,187
Ultramar Diamond Shamrock Corp...................         4,700         102,519
Valero Energy Corp...............................         4,400          94,325
                                                                  -------------
                                                                     17,473,482
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
OIL SERVICES (0.2%)
Cooper Cameron Corp.+............................        12,300   $     455,869
Diamond Offshore Drilling, Inc...................         5,700         161,737
ENSCO International, Inc.........................        15,300         305,044
Global Marine, Inc.+.............................        20,500         316,469
Input/Output, Inc.+..............................         1,600          12,100
National-Oilwell, Inc.+..........................         8,900         124,600
R&B Falcon Corp.+................................        21,000         196,875
Smith International, Inc.+.......................         6,500         282,344
                                                                  -------------
                                                                      1,855,038
                                                                  -------------
  TOTAL ENERGY...................................                    20,809,500
                                                                  -------------

FINANCE (8.4%)
BANKING (4.0%)
Associated Banc-Corp.............................         3,800         157,700
BancorpSouth, Inc................................         1,400          25,375
BancWest Corp....................................         3,500         129,937
Bank of America Corp.............................       123,800       9,076,088
Bank of Commerce.................................         4,600          94,156
Bank One Corp....................................         8,000         476,500
Bank United Corp., Class A.......................        10,200         409,594
BankBoston Corp..................................        41,900       2,142,138
Banknorth Group, Inc.............................         5,000         164,219
Charter One Financial, Inc.......................        11,400         316,706
Colonial BancGroup, Inc..........................        18,900         263,419
Commercial Federal Corp..........................         8,900         206,369
Community First Bankshares, Inc..................         8,800         209,550
Compass Bancshares, Inc..........................         6,800         185,512
Dime Bancorp, Inc................................         6,600         132,825
First American Corp..............................        14,000         581,875
First Union Corp.................................        61,500       2,890,508
FirstFed Financial Corp..........................         7,400         142,450
FirstMerit Corp..................................         6,000         168,375
GBC Bancorp......................................         7,800         159,169
Gold Banc Corp., Inc.............................         1,900          25,056
Golden West Financial Corp.......................         3,500         343,000
GreenPoint Financial Corp........................         6,900         226,406
Hamilton Bancorp, Inc.+..........................         6,100         146,019
Hibernia Corp., Class A..........................         9,400         147,462
Hudson United Bancorp............................         8,700         266,437
Huntington Bancshares, Inc.......................         7,400         259,000
KeyCorp..........................................        35,600       1,143,650
M & T Bank Corp..................................           500         275,000
Mercantile Bankshares Corp.......................         4,300         151,978
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
BANKING (CONTINUED)

National Commerce Bancorporation.................        18,900   $     414,028
North Fork Bancorporation, Inc...................         8,700         185,419
Pacific Century Financial Corp...................         4,600          99,187
Peoples Heritage Financial Group, Inc............         6,400         120,600
PNC Bank Corp....................................        18,900       1,089,113
Prime Bancshares, Inc............................         3,100          55,219
Provident Financial Group, Inc...................         2,600         112,206
Regions Financial Corp...........................        13,600         520,200
Republic Security Financial Corp.................         8,000          66,875
Southtrust Corp..................................        10,300         394,941
Sovereign Bancorp, Inc...........................        10,200         123,994
Sterling Bancshares, Inc.........................           600           8,006
Summit Bancorp...................................        11,200         468,300
Summit Bancshares, Inc...........................         1,300          22,587
Sun Bancorp, Inc.+...............................         3,355          59,342
SunTrust Bank, Inc...............................        20,400       1,416,525
TCF Financial Corp...............................         7,500         209,062
Trustco Bank Corp................................         1,714          46,010
U.S. Bancorp.....................................        48,400       1,645,600
Union Planters Corp..............................         9,000         402,187
Washington Federal, Inc..........................         3,300          73,941
Washington Mutual, Inc...........................        39,200       1,386,700
Wells Fargo Co...................................       111,500       4,766,625
Westamerica Bancorporation.......................         4,000         145,875
Wilmington Trust Corp............................         1,900         109,012
                                                                  -------------
                                                                     34,858,027
                                                                  -------------

FINANCIAL SERVICES (2.6%)
Allied Capital Corp..............................         8,400         201,337
American Express Co..............................         4,600         598,575
Associates First Capital Corp., Class A..........        45,300       2,007,356
Astoria Financial Corp...........................         4,600         201,969
Bear Stearns Companies, Inc......................         8,200         383,350
CIT Group, Inc., Class A.........................         5,300         153,037
Citigroup, Inc...................................       214,000      10,165,000
Creditrust Corp.+................................         2,000          55,250
Donaldson, Lufkin & Jenrette, Inc-DLJdirect+.....         1,000          29,500
Equitable Companies, Inc.........................         9,400         629,800
Federal National Mortgage Association............        35,400       2,420,475

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
FINANCIAL SERVICES (CONTINUED)
Franklin Resources, Inc..........................        10,900   $     442,812
Gabelli Asset Management, Inc., Class A+.........         5,700          90,131
Goldman Sachs Group, Inc.+.......................        27,300       1,972,425
Heller Financial, Inc............................         3,900         108,469
Household International, Inc.....................        22,000       1,042,260
Intelligent Life Corp.+..........................         2,000          13,062
Litchfield Financial Corp........................         8,760         150,836
Merrill Lynch & Company, Inc.....................        13,600       1,087,150
MicroFinancial, Inc..............................         2,500          35,781
Ocwen Financial Corp.+...........................         7,900          70,112
Paine Webber Group Inc...........................         9,000         420,750
TD Waterhouse Group, Inc.+.......................         2,400          60,150
The FINOVA Group, Inc............................         3,900         205,237
Waddell & Reed Financial, Inc....................         1,400          37,800
Waddell & Reed Financial, Inc., Class A..........           300           8,231
Willis Lease Finance Corp.+......................         8,900         145,459
Wit Capital Group, Inc.+.........................         2,500          84,922
                                                                  -------------
                                                                     22,821,236
                                                                  -------------
INSURANCE (1.7%)
Allstate Corp....................................        85,700       3,074,488
Ambac Financial Group, Inc.......................         7,500         428,437
American International Group, Inc................        11,400       1,334,513
Annuity and Life Re (Holdings), Ltd..............         9,300         208,959
Aon Corp.........................................        26,000       1,072,500
Chubb Corp.......................................        16,400       1,139,800
CIGNA Corp.......................................        15,300       1,361,700
E.W. Blanch Holdings, Inc........................         2,900         197,744
Financial Security Assurance Holdings Ltd........         2,200         114,400
Fremont General Corp.............................        13,700         258,587
Marsh & McLennan Companies, Inc..................        26,700       2,015,850
MBIA, Inc........................................        10,700         692,825
Mercury General Corp.............................         5,500         187,000
Ohio Casualty Corp...............................         1,800          64,913
Provident Companies, Inc.........................         4,300         172,000
St. Paul Companies, Inc..........................        23,000         731,688
Torchmark Corp...................................        13,500         460,688
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
INSURANCE (CONTINUED)

Travelers Property Casualty Corp, Class A........         6,400   $     250,400
UNUM Corp.+......................................        21,000       1,149,750
                                                                  -------------
                                                                     14,916,242
                                                                  -------------

REAL ESTATE INVESTMENT TRUSTS (0.1%)
Arden Realty, Inc................................         6,700         164,988
Burnham Pacific Properties, Inc..................         7,000          86,188
CenterPoint Properties Corp......................         1,300          47,613
Cousins Properties, Inc..........................         5,800         196,113
Franchise Finance Corporation of America.........         3,300          72,600
Manufactured Home Communities, Inc...............         5,200         135,200
Mills Corp.......................................         3,100          67,231
Mission West Properties, Inc.....................         7,000          57,750
National Golf Properties, Inc....................         3,900          94,819
Post Properties, Inc.............................         7,722         316,602
The Macerich Co..................................         3,600          94,500
                                                                  -------------
                                                                      1,333,604
                                                                  -------------
  TOTAL FINANCE..................................                    73,929,109
                                                                  -------------

HEALTHCARE (6.0%)
BIOTECHNOLOGY (0.8%)
Affymetrix, Inc.+................................         4,400         216,425
Amgen, Inc.+.....................................        47,000       2,859,656
Applied Analytical Industries, Inc...............         5,900          66,559
Genzyme Corp.+...................................        30,700       1,487,991
Human Genome Sciences, Inc.+.....................        11,000         433,813
IDEC Pharmaceuticals Corp.+......................         5,100         392,859
Incyte Pharmaceuticals, Inc.+....................         1,400          36,969
Inhale Therapeutics Systems+.....................         1,600          38,250
Millennium Pharmaceuticals, Inc.+................         4,500         161,859
MiniMed, Inc.+...................................           600          46,181
Novoste Corp.+...................................         1,600          33,550
Osteotech, Inc.+.................................         4,150         119,442
PE Corp.- PE Biosystems Group....................         4,600         527,850
SangStat Medical Corp.+..........................         8,900         151,578
Trimeris, Inc.+..................................         1,400          20,344
                                                                  -------------
                                                                      6,593,326
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
HEALTH SERVICES (0.7%)
Aetna, Inc.......................................        13,600   $   1,216,350
CareInsite, Inc.+................................         1,100          52,181
Columbia / HCA Healthcare Corp...................        61,500       1,402,969
drkoop. com, Inc.+...............................         1,500          23,953
HCR Manor Care, Inc.+............................        10,400         251,550
Health Management Associates, Inc., Class A+.....        24,400         274,500
HEALTHSOUTH Corp.+...............................        41,000         612,438
Humana, Inc.+....................................        21,200         274,275
IDX Systems Corp.+...............................         2,800          63,088
LCA-Vision, Inc.+................................         6,600          52,800
MedQuist, Inc.+..................................         4,500         196,734
Pacificare Health Systems, Class B+..............         1,200          86,363
Renal Care Group, Inc.+..........................         3,900         100,791
Sunrise Assisted Living, Inc.+...................         9,000         313,313
Tenet Healthcare Corp.+..........................        30,100         558,731
United Healthcare Corp...........................         4,300         269,288
Wellpoint Health Networks, Inc.+.................         6,100         517,738
Women First HealthCare, Inc.+....................         5,700          76,238
                                                                  -------------
                                                                      6,343,300
                                                                  -------------
MEDICAL SUPPLIES (0.2%)
Alterra Healthcare Corp.+........................        19,870         273,213
CONMED Corp.+....................................         7,100         217,216
Genzyme Surgical Products+.......................         5,496          24,215
IDEXX Laboratories, Inc.+........................         6,700         155,566
Kensey Nash Corp.+...............................         9,000          72,563
Medtronic, Inc...................................         7,600         591,850
ResMed, Inc.+....................................         3,400         112,731
Xomed Surgical Products, Inc.+...................         2,000          96,875
                                                                  -------------
                                                                      1,544,229
                                                                  -------------
PHARMACEUTICALS (4.3%)
ALZA Corp.+......................................        56,900       2,894,788
American Home Products Corp......................       120,200       6,911,500
Bristol-Myers Squibb Co..........................       142,500      10,037,344
Chiron Corp.+....................................        16,700         346,003
Eli Lilly & Co...................................        14,300       1,024,238
Forest Laboratories, Inc.+.......................        44,500       2,058,125
Johnson & Johnson................................         6,500         637,000
Ligand Pharmaceuticals, Inc., Class B+...........        19,800         218,419
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
PHARMACEUTICALS (CONTINUED)

MedImmune, Inc.+.................................         5,100   $     346,322
Merck & Co., Inc.................................        31,200       2,308,800
Monsanto Co......................................        98,800       3,896,425
Pfizer, Inc......................................         7,800         856,050
U.S. Bioscience, Inc.+...........................         7,600          74,100
Warner-Lambert Co................................        78,200       5,425,125
Watson Pharmaceuticals, Inc.+....................         8,800         308,550
                                                                  -------------
                                                                     37,342,789
                                                                  -------------
  TOTAL HEALTHCARE...............................                    51,823,644
                                                                  -------------

INDUSTRIAL PRODUCTS & SERVICES (4.7%)
BUILDING MATERIALS (0.1%)
Elcor Corp.......................................         2,300         100,481
Owens Corning....................................         5,900         202,813
Rock of Ages Corp.+..............................         2,700          27,759
Sherwin-Williams Co..............................        20,300         563,325
                                                                  -------------
                                                                        894,378
                                                                  -------------

BUSINESS & PUBLIC SERVICES (0.0%)
Comfort Systems USA, Inc.........................         4,500          81,000
Kroll-O'Gara Co.+................................         5,600         124,075
Metzler Group, Inc.+.............................         2,400          66,225
Service Experts, Inc.+...........................         3,900          85,556
                                                                  -------------
                                                                        356,856
                                                                  -------------

CAPITAL GOODS (0.2%)
ABC Rail Products Corp.+.........................         3,100          63,259
Applied Power, Inc., Class A.....................         6,400         174,800
Eaton Corp.......................................         6,600         607,200
IDEX Corp........................................         7,400         243,275
Modine Manufacturing Co..........................         7,300         237,478
PACCAR, Inc......................................         4,300         229,647
Shaw Group, Inc.+................................         6,500         103,188
                                                                  -------------
                                                                      1,658,847
                                                                  -------------

COMMERCIAL SERVICES (0.8%)
Cendant Corp.+...................................       169,800       3,480,900
Central Parking Corp.............................         4,900         167,825
Equifax, Inc.....................................        31,100       1,109,881
Newgen Results Corp.+............................           600           7,219
On Assignment, Inc.+.............................         6,000         156,375
R.R. Donnelley & Sons Co.........................        26,600         985,863
Romac International, Inc.+.......................         5,700          50,409

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
COMMERCIAL SERVICES (CONTINUED)
Service Corp. International......................        57,200   $   1,101,100
Source Information Management Co.+...............         6,100          82,159
                                                                  -------------
                                                                      7,141,731
                                                                  -------------

DIVERSIFIED MANUFACTURING (2.3%)
Alcoa, Inc.......................................        19,700       1,218,938
AlliedSignal, Inc................................        43,000       2,709,000
AptarGroup, Inc..................................         3,400         102,000
Coltec Industries, Inc...........................        15,400         333,988
Cooper Industries, Inc...........................        14,200         738,400
Eastman Kodak Co.................................        40,500       2,743,875
General Electric Co..............................        87,500       9,887,500
Gentek, Inc......................................        12,000         166,500
Harris Corp......................................        12,900         505,519
Intermet Corp....................................         6,500          97,906
ITT Industries, Inc..............................        12,600         480,375
Sensormatic Electronics Corp.+...................         3,300          45,994
Tenneco, Inc.....................................        22,900         546,738
Xerox Corp.......................................        16,400         968,625
                                                                  -------------
                                                                     20,545,358
                                                                  -------------

ELECTRICAL EQUIPMENT (0.3%)
Anixter International, Inc.+.....................         2,400          43,800
Emerson Electric Co..............................        39,900       2,508,713
W.W. Grainger, Inc...............................         8,300         446,644
                                                                  -------------
                                                                      2,999,157
                                                                  -------------
ELECTRONICS (0.0%)
Hubbell, Inc., Class B...........................         4,700         213,263
                                                                  -------------

MACHINERY (0.2%)
Deere & Co.......................................        23,600         935,150
Manitowoc Co., Inc...............................         2,300          95,738
Milacron Inc.....................................         7,700         142,450
Terex Corp.+.....................................         7,700         234,369
                                                                  -------------
                                                                      1,407,707
                                                                  -------------

MANUFACTURING (0.0%)
Herman Miller, Inc...............................         3,200          67,100
HON Industries, Inc..............................         1,200          35,025
JAKKS Pacific, Inc.+.............................         2,100          62,409
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
MANUFACTURING (CONTINUED)

MKS Instruments, Inc.+...........................         8,100   $     151,116
National R.V. Holdings, Inc.+....................         3,800          92,150
                                                                  -------------
                                                                        407,800
                                                                  -------------

PACKAGING & CONTAINERS (0.3%)
Gaylord Container Corp., Class A+................         9,100          72,231
Ivex Packaging Corp.+............................         7,500         165,000
Kimberly-Clark Corp..............................        29,700       1,692,900
Smurfit-Stone Container Corp.+...................        39,500         810,984
                                                                  -------------
                                                                      2,741,115
                                                                  -------------

POLLUTION CONTROL (0.5%)
Waste Management, Inc............................        76,600       4,117,250
                                                                  -------------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                    42,483,462
                                                                  -------------

TECHNOLOGY (9.9%)
AEROSPACE (0.3%)
Armor Holdings, Inc.+............................         5,300          55,319
L-3 Communications Holdings, Inc.+...............         6,700         323,694
Lockheed Martin Corp.............................        36,100       1,344,725
Raytheon Co., Class A............................        11,500         792,063
                                                                  -------------
                                                                      2,515,801
                                                                  -------------

AIRLINES (0.1%)
Boeing Co........................................        27,600       1,219,575
                                                                  -------------

COMPUTER PERIPHERALS (2.0%)
Cisco Systems, Inc.+.............................       201,000      12,945,656
EMC Corp./Mass+..................................        65,600       3,608,000
Quantum Corp.+...................................        10,500         252,656
Seagate Technology, Inc.+........................        15,300         392,063
                                                                  -------------
                                                                     17,198,375
                                                                  -------------

COMPUTER SOFTWARE (1.9%)
Acxiom Corp.+....................................         3,700          92,384
Allaire Corp.+...................................         1,200          81,788
Aspect Development, Inc.+........................         6,700         123,741
Concord Communications, Inc.+....................         6,500         290,063
Concur Technologies, Inc.+.......................         2,800          79,100
Electronic Arts Inc.+............................         3,800         205,675

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
COMPUTER SOFTWARE (CONTINUED)
Excalibur Technologies Corp.+....................         3,600   $      51,413
i2 Technologies, Inc.+...........................         3,200         137,800
Legato Systems, Inc.+............................         1,700          98,228
Macromedia, Inc.+................................         1,200          42,638
Mentor Graphics Corp.+...........................         3,500          44,734
Microsoft Corp.+.................................       156,100      14,068,513
MicroStrategy, Inc.+.............................         7,000         265,344
New Era of Networks, Inc.+.......................         4,200         184,406
SalesLogix Corp.+................................         3,300          49,294
Sanchez Computer Associates, Inc.+...............         5,000         172,813
Symantec Corp.+..................................         3,500          89,359
Unify Corp.+.....................................         7,600         102,363
Wind River Systems, Inc.+........................        11,300         181,153
                                                                  -------------
                                                                     16,360,809
                                                                  -------------

COMPUTER SYSTEMS (2.3%)
3Com Corp.+......................................        18,500         493,141
Brocade Communications Systems, Inc.+............           200          19,369
Dell Computer Corp.+.............................         4,800         177,450
Equant NV-NY Registered Shares+..................         3,100         291,788
Gateway, Inc.+...................................         9,700         572,300
International Business Machines Corp.............       109,300      14,127,025
Sun Microsystems, Inc.+..........................        58,800       4,051,688
                                                                  -------------
                                                                     19,732,761
                                                                  -------------

ELECTRONICS (0.0%)
Symbol Technologies, Inc.........................        10,500         387,188
                                                                  -------------

INFORMATION PROCESSING (0.6%)
24 / 7 Media, Inc.+..............................         3,300         127,256
Automatic Data Processing, Inc...................        26,300       1,157,200
CAIS Internet, Inc.+.............................           900          16,566
CCC Information Services Group, Inc.+............         4,500          57,375
Computer Horizons Corp.+.........................         5,600          77,175
Covad Communications Group, Inc.+................         1,850          98,570
Digital Island, Inc.+............................         4,700          84,306
Electronic Data System Corp......................         7,800         441,188
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
INFORMATION PROCESSING (CONTINUED)

First Data Corp..................................        22,200   $   1,086,413
Juniper Networks, Inc.+..........................         1,000         149,156
Mpath Interactive, Inc.+.........................         4,000          88,250
Multex.com, Inc.+................................         2,600          68,088
Net Perceptions, Inc.+...........................         4,000          87,500
NorthPoint Communications Group, Inc.+...........         1,100          40,081
Pegasus Systems, Inc.+...........................         1,400          52,631
Profit Recovery Group International, Inc.+.......         5,900         278,959
Proxicom, Inc.+..................................         1,200          30,638
Rhythms NetConnections, Inc.+....................         1,600          93,500
Safeguard Scientifics, Inc.+.....................           500          31,000
TheStreet.com, Inc.+.............................           900          32,372
TMP Worldwide, Inc.+.............................         1,900         121,006
USWeb Corp.+.....................................         7,100         157,753
Viant Corp.+.....................................           800          27,850
Visual Networks, Inc.+...........................         4,800         153,450
WorldGate Communications, Inc.+..................         4,400         225,363
Xoom.com, Inc.+..................................         1,600          83,650
                                                                  -------------
                                                                      4,867,296
                                                                  -------------

SEMICONDUCTORS (2.7%)
Applied Materials, Inc.+.........................        23,400       1,727,944
Applied Micro Circuits Corp.+....................         5,400         448,538
Applied Science and Technology, Inc.+............         3,400          77,138
ATMI, Inc.+......................................        12,100         358,463
Exar Corp.+......................................         5,600         140,350
HI/FN, Inc.+.....................................         1,700         128,934
Intel Corp.......................................       206,400      12,274,350
Kopin Corp.+.....................................         1,000          23,906
Lam Research Corp.+..............................         3,000         139,969
Maker Communications, Inc.+......................         1,400          43,225
Motorola, Inc....................................        37,700       3,572,075
National Semiconductor Corp.+....................         7,500         189,844
PLX Technology, Inc.+............................           500          23,703
SDL, Inc.+.......................................         5,600         286,125
Texas Instruments, Inc...........................        28,300       4,103,500
                                                                  -------------
                                                                     23,538,064
                                                                  -------------
  TOTAL TECHNOLOGY...............................                    85,819,869
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
TELECOMMUNICATIONS (3.1%)
TELECOMMUNICATION EQUIPMENT (1.1%)
ANTEC Corp.+.....................................         4,000   $     127,875
Lucent Technologies, Inc.........................       139,900       9,434,506
Network Plus Corp.+..............................         1,100          17,600
                                                                  -------------
                                                                      9,579,981
                                                                  -------------
TELECOMMUNICATION SERVICES (2.0%)
Allegiance Telecom, Inc.+........................         5,400         296,831
America Online, Inc.+............................        50,300       5,558,150
American Mobile Satellite Corp.+.................         7,300         119,766
CapRock Communications Corp.+....................         4,600         186,156
Clarent Corp.....................................         2,400          36,000
Concentric Network Corp.+........................         7,300         289,947
Exodus Communications, Inc.+.....................         1,800         215,944
MCI WorldCom, Inc.+..............................       119,600      10,289,338
Rare Medium Group, Inc.+.........................         2,500          31,016
SeaChange International, Inc.+...................         1,800          33,131
Tetra Tech, Inc.+................................         6,750         112,219
                                                                  -------------
                                                                     17,168,498
                                                                  -------------
  TOTAL TELECOMMUNICATIONS.......................                    26,748,479
                                                                  -------------

TRANSPORTATION (0.6%)
AIRLINES (0.1%)
Alaska Air Group, Inc.+..........................         2,000          83,500
AMR Corp.+.......................................        10,400         709,800
                                                                  -------------
                                                                        793,300
                                                                  -------------

RAILROADS (0.4%)
Burlington Northern Sante Fe Corp................        29,900         926,900
CSX Corp.........................................        15,200         688,750
Norfolk Southern Corp............................        20,700         623,588
Union Pacific Corp...............................        17,300       1,008,806
Wisconsin Central Transportation Corp.+..........         1,700          31,769
                                                                  -------------
                                                                      3,279,813
                                                                  -------------

TRANSPORT & SERVICES (0.0%)
C.H. Robinson Worldwide, Inc.....................         8,000         293,000
Forward Air Corp.+...............................         2,600          73,044
                                                                  -------------
                                                                        366,044
                                                                  -------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

TRUCK & FREIGHT CARRIERS (0.1%)
American Freightways Corp.+......................         2,900   $      56,641
CNF Transportation, Inc..........................         2,800         107,450
Consolidated Freightways Corp.+..................           600           7,706
Ryder System, Inc................................         4,400         114,400
Werner Enterprises, Inc..........................        21,025         436,269
                                                                  -------------
                                                                        722,466
                                                                  -------------
  TOTAL TRANSPORTATION...........................                     5,161,623
                                                                  -------------

UTILITIES (4.6%)
ELECTRIC (1.2%)
Allegheny Energy, Inc............................        11,800         378,338
Ameren Corp......................................        12,900         495,038
Central & South West Corp........................        51,100       1,194,463
Cinergy Corp.....................................        14,600         467,200
Cleco Corp.......................................        11,300         343,238
CMS Energy Corp..................................        10,800         452,250
Constellation Energy Group.......................        14,000         414,750
Dominion Resources, Inc..........................        17,800         770,963
Edison International.............................        10,700         286,225
Entergy Corp.....................................        23,800         743,750
FPL Group, Inc...................................           900          49,163
NiSource, Inc.+..................................         9,500         245,219
Northeast Utilities+.............................         4,300          76,056
Northern States Power Co.........................        14,200         343,463
PG&E Corp........................................        35,900       1,166,750
Pinnacle West Capital Corp.......................         8,200         330,050
PP&L Resources, Inc..............................        15,800         485,850
Reliant Energy, Inc..............................         7,400         204,425
Southern Co......................................         2,000          53,000
TECO Energy, Inc.................................        12,100         275,275
Texas Utilities Co...............................        25,500       1,051,875
USEC, Inc........................................         9,400         139,825
WESCO International, Inc.+.......................         3,900          79,950
Wisconsin Energy Corp............................        10,900         273,181
                                                                  -------------
                                                                     10,320,297
                                                                  -------------

NATURAL GAS (0.1%)
Atmos Energy Corp................................         9,000         225,000
Consolidated Natural Gas Co......................         9,000         546,750
Public Service Company of North Carolina, Inc....         4,400         128,700
Wicor, Inc.......................................         5,400         150,863
                                                                  -------------
                                                                      1,051,313
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
TELEPHONE (3.3%)
Ameritech Corp...................................        51,200   $   3,763,200
AT & T Corp......................................        40,900       2,282,731
Bell Atlantic Corp...............................       103,800       6,785,925
Frontier Corp....................................         3,000         177,000
GTE Corp.........................................        89,100       6,749,321
ITC DeltaCom, Inc.+..............................         6,000         167,813
Level 3 Communications, Inc.+....................        22,600       1,358,825
NEXTLINK Communications, Inc., Class A+..........         3,200         237,900
SBC Communications, Inc..........................       118,700       6,884,600
Sprint Corp......................................         3,800         200,688
US WEST, Inc.....................................        11,300         663,875
                                                                  -------------
                                                                     29,271,878
                                                                  -------------

WATER (0.0%)
E'Town Corp......................................         4,000         183,000
                                                                  -------------
  TOTAL UTILITIES................................                    40,826,488
                                                                  -------------
  TOTAL UNITED STATES COMMON STOCK (COST
   $332,099,422).................................                   443,679,767
                                                                  -------------
  TOTAL COMMON STOCK (COST $435,941,080).........                   568,000,134
                                                                  -------------
CONVERTIBLE PREFERRED STOCKS (0.2%)
INDUSTRIAL PRODUCTS & SERVICES (0.2%)
Home Ownership Funding, (144A) 13.331%
  (Banking)......................................         2,000       1,703,398
                                                                  -------------

JAPAN (0.0%)
AB International Cayman Trust, 0.500%
  (Banking)......................................     8,000,000          77,002
                                                                  -------------
  TOTAL CONVERTIBLE PREFERRED STOCKS (COST
   $2,050,683)...................................                     1,780,400
                                                                  -------------

PREFERRED STOCK (0.1%)
AUSTRALIA (0.0%)
News Corp. Ltd. (Broadcasting & Publishing)......        32,200         245,323
                                                                  -------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

GERMANY (0.1%)
ProSieben Media AG (Broadcasting & Publishing)...         3,500   $     158,816
Volkswagen AG (Automotive).......................         4,808         177,757
                                                                  -------------
                                                                        336,573
                                                                  -------------
  TOTAL PREFERRED STOCK (COST $591,720)..........                       581,896
                                                                  -------------

RIGHTS (0.0%)
PORTUGAL (0.0%)
Portugal Telecom SA (Telecommunications)+........         4,791              49
                                                                  -------------

FRANCE (0.0%)
Louis Vuitton Moet Hennessey (Food, Beverages &
  Tobacco)+......................................         2,250          65,782
                                                                  -------------
  TOTAL RIGHTS (COST $50,744)....................                        65,831
                                                                  -------------
  TOTAL EQUITY SECURITIES (COST $438,634,227)....                   570,428,261
                                                                  -------------

                                                      PRINCIPAL
                                                      AMOUNT #
                                                   ---------------
FIXED INCOME SECURITIES (28.5%)
CONVERTIBLE BONDS (0.0%)
JAPAN (0.0%)
Nichiei Construction Co. Ltd., (144A), 1.75% due
  03/31/14 (Financial Services)..................   JPY  8,000,000          84,603
Sanwa International Finance Trust, 1.25% due
  07/31/05 (Financial Services)..................   JPY 18,000,000         156,523
Yamanouchi Pharmaceutical Co. Ltd., 1.25% due
  03/31/14 (Commercial Services).................   JPY 10,000,000         192,505
                                                                     -------------
  TOTAL CONVERTIBLE BONDS (COST $319,309)........                          433,631
                                                                     -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1999
--------------------------------------------------------------------------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                   AMOUNT #         VALUE
-------------------------------------------------  ------------   -------------
COLLATERALIZED OBLIGATIONS (3.5%)
FINANCE (3.5%)
American Southwest Financial Corp., Support Bond,
  Series 60, Class D, Callable, 8.90% due
  03/01/18.......................................  $  1,326,952   $   1,341,880
Bear Stearns Structured Securities Inc.,
  Sequential Payer, Series 1997-2, Class 1A5,
  Callable, (144A), 7.00% due 08/25/36...........     2,500,000       2,410,938
Chase Commercial Mortgage Securities Corp.,
  Subordinated Bond, Series 1996-2, Class F,
  Callable, (144A), 6.90% due 11/19/06...........       250,000         202,812
COMM, Sequential Payer, Series 1999-1, Class A2,
  Partially Callable, 6.46% due 09/15/08.........       940,000         907,981
CS First Boston Mortgage Securities Corp.,
  Sequential Payer, Series 1997-C2, Class A1,
  Callable, 6.40% due 02/17/04...................     1,068,233       1,064,894
CS First Boston Mortgage Securities Corp.,
  Subordinated Bond, Series 1997-C2, Class B,
  Callable, 6.72% due 11/17/07...................       600,000         585,187
Ford Motor Credit Co., 5.80% due 01/12/09........       780,000         712,842
GE Capital Mortgage Services, Inc., Subordinated
  Bond, NAS, Series 1995-10, Class B2, Callable,
  7.00% due 10/25/10.............................       232,859         220,599
J.P. Morgan Commercial Mortgage Finance Corp.,
  Subordinated Bond, CSTR, Series 1996-C2, Class
  E, Callable, (144A), 8.68% due 11/25/27........       250,000         217,930
Merrill Lynch Mortgage Investors, Inc.,
  Subordinated Bond, CSTR, Series 1995-C2, Class
  E, 7.74% due 06/15/21..........................       164,325         150,794
                                                    PRINCIPAL
              SECURITY DESCRIPTION                   AMOUNT #         VALUE
-------------------------------------------------  ------------   -------------
FINANCE (CONTINUED)

Merrill Lynch Mortgage Investors, Inc.,
  Subordinated Bond, Series 1997-C1, Class F,
  Partially Callable, 7.12% due 06/18/29.........  $  1,000,000   $     728,750
Morgan Stanley Capital I, Inc. AFC, Series
  1999-WF1 Class 2A Partially Callable, 6.21% due
  09/15/08.......................................     8,650,000       8,225,610
Morgan Stanley Capital I, Inc., Sequential Payer,
  Series 1998-XL2, Class A2, Partially Callable,
  6.17% due 10/03/08.............................       940,000         884,188
Morgan Stanley Capital I, Inc., Subordinated
  Bond, CSTR, Series 1997-RR, Class D, Callable,
  (144A), 7.75% due 04/30/39.....................       800,000         601,750
Morgan Stanley Capital I, Inc., Subordinated
  Bond, Series 1995-GAL1, Class E, Callable,
  (144A), 8.25% due 08/15/05.....................       250,000         218,125
Morgan Stanley Capital I, Inc., Subordinated
  Bond, Series 1997-HF1, Class F, Partially
  Callable, (144A), 6.86% due 02/15/10...........     1,000,000         783,438
Mortgage Capital Funding, Inc., Sequential Payer,
  Series 1997-MC2, Class A1, Partially Callable,
  6.53% due 01/20/07.............................       450,471         446,142
Nomura Asset Securities Corp., Sequential Payer,
  Series 1998-D6, Class A1B, Partially Callable,
  6.59% due 03/17/28.............................     3,135,000       3,054,176
Ocwen Residential MBS Corp., Series 1998-R1,
  Class A1, Callable, (144A), 4.00% due
  10/25/40.......................................     1,096,986       1,082,588

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1999
--------------------------------------------------------------------------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                   AMOUNT #         VALUE
-------------------------------------------------  ------------   -------------
FINANCE (CONTINUED)
Chase Funding Mortgage Loan, NAS, Series 1998-2,
  Class IIA2, 5.88% due 03/25/17.................  $  2,000,000   $   1,982,813
EQCC Home Equity Loan Trust, NAS, Series 1997-3,
  Class A8, Callable, 6.41% due 12/15/04.........     2,000,000       1,972,520
Mortgage Capital Funding, Inc., Sequential Payer,
  Series 1997-MC1, Class A3, Partially Callable,
  7.29% due 03/20/07.............................     2,600,000       2,615,641
                                                                  -------------
  TOTAL COLLATERALIZED OBLIGATIONS (COST
   $32,038,422)..................................                    30,411,598
                                                                  -------------

CORPORATE OBLIGATIONS (4.7%)
BASIC INDUSTRIES (0.0%)
CHEMICALS (0.0%)
Solutia, Inc., Callable, 6.72% due 10/15/37......       350,000         342,447
                                                                  -------------

METALS & MINING (0.0%)
Ryerson Tull, Inc., Callable, 9.13% due
  07/15/06.......................................       200,000         212,500
                                                                  -------------
                                                                        554,947
                                                                  -------------

CONSUMER GOODS & SERVICES (0.4%)
BROADCASTING & PUBLISHING (0.3%)
Comcast Cable Communication, Callable, 8.13% due
  05/01/04.......................................     1,000,000       1,055,050
Fox Family Worldwide, Inc., Callable 11/01/02,
  9.25% due 11/01/07.............................       200,000         184,000
TCI Communications, Inc., Refunding, 7.88% due
  08/01/13.......................................     1,250,000       1,317,913
                                                                  -------------
                                                                      2,556,963
                                                                  -------------
                                                    PRINCIPAL
              SECURITY DESCRIPTION                   AMOUNT #         VALUE
-------------------------------------------------  ------------   -------------

ENTERTAINMENT, LEISURE & MEDIA (0.0%)
Lamar Advertising Co., Callable 09/15/02, 8.63%
  due 09/15/07...................................  $    300,000   $     304,500
                                                                  -------------

FOOD, BEVERAGES & TOBACCO (0.1%)
J Seagram & Sons, 7.60% due 12/15/28.............       415,000         399,545
                                                                  -------------

RETAIL (0.0%)
Federated Department Stores, Inc., 8.13% due
  10/15/02.......................................       200,000         209,192
                                                                  -------------
                                                                      3,470,200
                                                                  -------------

ENERGY (0.2%)
NATURAL GAS (0.1%)
National Fuel Gas Co., Series D, MTN, Putable,
  6.21% due 08/12/27.............................       500,000         495,580
                                                                  -------------

OIL PRODUCTION (0.0%)
Occidental Petroleum Corp., Callable, 8.45% due
  02/15/29.......................................       115,000         120,341
Plains Resources, Inc., Series D, Callable
  03/15/01, 10.25% due 03/15/06..................       250,000         254,375
                                                                  -------------
                                                                        374,716
                                                                  -------------

OIL SERVICES (0.1%)
Lasmo (USA) Inc., Callable, 7.30% due 11/15/27...       125,000         116,091
Oil Purchase Co., Sinking Fund, (144A), 7.10% due
  10/31/02.......................................       753,473         712,032
                                                                  -------------
                                                                        828,123
                                                                  -------------
                                                                      1,698,419
                                                                  -------------

FINANCE (2.2%)
BANKING (0.0%)
Union Bank of Switzerland - New York, 7.75% due
  09/01/26.......................................       375,000         384,521
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1999
--------------------------------------------------------------------------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                   AMOUNT #         VALUE
-------------------------------------------------  ------------   -------------
FINANCIAL SERVICES (2.2%)
Associates Corp. N.A., Putable, 5.96% due
  05/15/37.......................................  $    610,000   $     610,262
FCB/NC Capital Trust I, Callable 03/01/08, 8.05%
  due 03/01/28...................................       600,000         568,326
FCB/SC Capital Trust I, Callable 03/15/08, 8.25%
  due 03/15/28...................................     1,250,000       1,210,625
General Motors Acceptance Corp., MTN, 8.50% due
  01/19/01.......................................     2,000,000       2,069,340
Household Finance Corp., 6.50% due 11/15/08......       265,000         252,680
Household Finance Corp., 5.88% due 02/01/09......     2,000,000       1,817,080
Keystone Financial Mid Atlantic Funding, 6.50%
  due 05/31/08...................................     1,000,000         943,120
Norwest Financial, Inc., 7.20% due 04/01/04......     3,000,000       3,068,580
Phillips 66 Capital Trust II, Callable 01/15/07,
  8.00% due 01/15/37.............................     1,000,000         984,880
Safeco Capital Trust 1, Callable 07/15/07, 8.07%
  due 07/15/37...................................       900,000         853,749
Sun World International, Inc., Series B, Callable
  04/15/01, 11.25% due 04/15/04..................       250,000         262,813
Toyota Motor Credit Corp., 5.63% due 11/13/03....     7,000,000       6,778,660
                                                                  -------------
                                                                     19,420,115
                                                                  -------------
                                                                     19,804,636
                                                                  -------------

TECHNOLOGY (0.3%)
ELECTRONICS (0.3%)
Sensormatic Electronics Corp., Callable, (144A),
  7.74% due 03/29/06(f)..........................     3,000,000       2,773,260
                                                                  -------------
                                                    PRINCIPAL
              SECURITY DESCRIPTION                   AMOUNT #         VALUE
-------------------------------------------------  ------------   -------------

TRANSPORTATION (0.8%)
TRANSPORT & SERVICES (0.8%)
Atlantic Express Transportation Corp., Callable
  02/01/01, 10.75% due 02/01/04..................  $    250,000   $     249,375
Enterprise Rent-a-Car USA Finance Co., (144A),
  6.38% due 05/15/03.............................     2,000,000       1,947,720
Federal Express Corp., Series 1999-1, Class C,
  Sinking Fund, 8.25% due 01/15/19...............       830,000         844,774
Union Pacific Corp., 5.78% due 10/15/01..........     1,750,000       1,722,665
Williams Companies, Inc., 6.13% due 02/01/01.....     2,000,000       1,994,660
                                                                  -------------
                                                                      6,759,194
                                                                  -------------

UTILITIES (0.8%)
ELECTRIC (0.3%)
East Coast Power LLC, Callable, Sinking Fund,
  (144A), 7.07% due 03/31/12.....................       235,000         222,270
East Coast Power LLC, Callable, Sinking Fund,
  (144A), 7.54% due 06/30/17.....................       765,000         716,216
PECO Energy Capital Trust III, Series D, 7.38%
  due 04/06/28...................................     1,300,000       1,218,698
                                                                  -------------
                                                                      2,157,184
                                                                  -------------

NATURAL GAS (0.1%)
Atmos Energy Corp., Callable, 6.75% due
  07/15/28.......................................     1,200,000       1,067,736
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1999
--------------------------------------------------------------------------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                   AMOUNT #         VALUE
-------------------------------------------------  ------------   -------------
TELEPHONE (0.4%)
AT&T Corp., Callable, 6.00% due 03/15/09.........  $    910,000   $     855,209
SBC Communications, Inc., Callable 11/01/07,
  7.25% due 11/01/27.............................     1,000,000         975,710
US West Capital Funding, Inc., Callable, 6.25%
  due 07/15/05...................................     1,300,000       1,260,051
                                                                  -------------
                                                                      3,090,970
                                                                  -------------
                                                                      6,315,890
                                                                  -------------
  TOTAL CORPORATE OBLIGATIONS (COST
   $42,875,378)..................................                    41,376,546
                                                                  -------------

FOREIGN CORPORATE OBLIGATIONS (1.7%)
AUSTRALIA (0.4%)
St. George Funding Co., Callable 06/30/07,
  (144A), 8.49% due 12/31/49 (Financial
  Services)......................................     2,000,000       1,745,060
Australian Gas Light Co. Ltd., (144A), 6.40% due
  04/15/08 (Gas-Pipelines).......................     1,600,000       1,516,352
                                                                  -------------
                                                                      3,261,412
                                                                  -------------

CANADA (0.6%)
McKesson Finance of Canada, (144A), 6.55% due
  11/01/02 (Financial Services)..................       750,000         734,895
Express Pipeline LP, Series B, Callable, Sinking
  Fund, (144A), 7.39% due 12/31/17
  (Oil-Production)...............................       249,700         219,112
Rogers Cantel, Inc., Callable 10/01/02, 8.30% due
  10/01/07 (Telecommunications)..................       250,000         250,000
Hydro-Quebec, 8.40% due 01/15/22 (Electric)......     3,850,000       4,302,799
                                                                  -------------
                                                                      5,506,806
                                                                  -------------
                                                    PRINCIPAL
              SECURITY DESCRIPTION                   AMOUNT #         VALUE
-------------------------------------------------  ------------   -------------

DENMARK (0.3%)
Den Danske Bank, (144A), 7.25% due 06/15/05
  (Banking)......................................  $  2,500,000   $   2,501,850
                                                                  -------------

HONG KONG (0.0%)
Bangkok Bank Public Co. Ltd., (144A), 9.03% due
  03/15/29 (Banking).............................        12,000           9,360
                                                                  -------------

NORWAY (0.3%)
Norsk Hydro ASA, Callable, 6.80% due 01/15/28
  (Multi-Industry)...............................     2,500,000       2,219,450
                                                                  -------------

UNITED KINGDOM (0.1%)
Abbey National First Capital Co., 8.20% due
  10/15/04 (Financial Services)..................     1,000,000       1,057,090
                                                                  -------------
  TOTAL FOREIGN CORPORATE OBLIGATIONS (COST
   $15,354,046)..................................                    14,555,968
                                                                  -------------

SOVEREIGN BONDS (0.1%)
ARGENTINA (0.0%)
Republic of Argentina, Series FRB, Callable,
  Sinking Fund, 5.94% due 03/31/05(v)............       130,200         111,256
                                                                  -------------

MEXICO (0.1%)
United Mexican States Global Bonds, 11.50% due
  05/15/26.......................................       265,000         295,475
                                                                  -------------

PERU (0.0%)
Republic of Peru PDI, Series 20 Year, Sinking
  Fund, 4.50% due 03/07/17(v)....................       347,000         212,537
                                                                  -------------

PHILLIPINES (0.0%)
Republic of Philippines Global Bonds, 9.88% due
  01/15/19.......................................       237,000         233,753
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1999
--------------------------------------------------------------------------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                   AMOUNT #         VALUE
-------------------------------------------------  ------------   -------------
PANAMA (0.0%)
Republic of Panama PDI, Series 20 Year, Sinking
  Fund, 5.94% due 07/17/16(v)....................  $    208,514   $     152,997
                                                                  -------------
  TOTAL SOVEREIGN BONDS (COST $1,022,413)........                     1,006,018
                                                                  -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (13.3%)
FEDERAL HOME LOAN MORTGAGE CORP. (0.6%)
Sequential Payer, Series 2019, Class C, Partially
  Callable, 6.50% due 02/15/19...................     1,250,000       1,229,288
8.50% due 09/01/01...............................         5,675           5,775
8.50% due 07/01/02...............................       282,926         287,877
Gold, 8.00% due 11/01/26.........................     1,125,641       1,156,596
Sequential Payer, Series 1980, Class VB, 7.00%
  due 03/15/11...................................     2,750,000       2,742,245
                                                                  -------------
                                                                      5,421,781
                                                                  -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (10.0%)
6.16% due 08/07/28(s)............................     1,240,000       1,159,784
8.00% due 12/01/26...............................     1,195,949       1,228,455
6.50% due 03/01/28...............................     3,860,337       3,723,990
6.00% due 01/01/29...............................       118,506         111,321
Remic PAC-1, Series 1994-51, Class PH, 6.50% due
  01/25/23.......................................     7,400,000       7,365,294
TBA, July, 6.50% due 12/31/14....................    10,020,000       9,844,650
TBA, July, 6.00% due 12/31/29....................     8,535,000       8,017,609
TBA, July, 6.50% due 12/31/29....................    47,840,000      46,150,770
TBA, July, 7.00% due 12/31/29....................    10,105,000       9,988,186
                                                                  -------------
                                                                     87,590,059
                                                                  -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (2.7%)
8.50% due 06/15/27...............................       333,158         348,983
8.50% due 09/15/27...............................     1,532,492       1,605,286
7.00% due 12/15/28...............................     6,421,343       6,335,040
7.00% due 09/15/28...............................     3,520,312       3,472,999
7.00%(y) due 11/15/28............................    10,439,578      10,299,270
7.00% due 06/15/28...............................       214,045         211,168
                                                    PRINCIPAL
              SECURITY DESCRIPTION                   AMOUNT #         VALUE
-------------------------------------------------  ------------   -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (CONTINUED)

7.00% due 10/15/28...............................  $    382,489   $     377,348
7.00% due 03/15/29...............................        27,811          27,437
7.00% due 04/15/29...............................        64,817          63,946
7.00% due 01/15/29...............................       271,840         268,186
                                                                  -------------
                                                                     23,009,663
                                                                  -------------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST
   $116,881,238).................................                   116,021,503
                                                                  -------------

U.S. TREASURY OBLIGATIONS (5.2%)
U.S. TREASURY STRIPS (0.1%)
PO, 6.42%(y) due 11/15/15........................     3,370,000       1,201,405
                                                                  -------------

U.S. TREASURY BONDS (2.5%)
5.50% due 08/15/28...............................       165,000         151,077
5.25% due 11/15/28...............................     1,705,000       1,511,329
5.25% due 02/15/29...............................        95,000          85,352
12.00% due 08/15/13..............................     1,060,000       1,488,304
6.75% due 08/15/26...............................    16,186,000      17,329,055
6.50% due 11/15/26...............................     1,000,000       1,038,910
                                                                  -------------
                                                                     21,604,027
                                                                  -------------

U.S. TREASURY NOTES (2.6%)
6.25% due 02/28/02(s)............................     1,390,000       1,410,850
6.63% due 05/15/07...............................       660,000         687,331
5.50% due 05/15/09...............................     3,240,000       3,165,059
7.88% due 11/15/04(s)............................    11,735,000      12,835,156
6.63% due 03/31/02(s)............................        70,000          71,739
5.38% due 06/30/03(s)............................     1,895,000       1,872,203
6.88% due 05/15/06(s)............................     2,403,000       2,529,903
                                                                  -------------
                                                                     22,572,241
                                                                  -------------
  TOTAL U.S. TREASURY OBLIGATIONS (COST
   $47,068,936)..................................                    45,377,673
                                                                  -------------
  TOTAL FIXED INCOME SECURITIES (COST
   $255,559,742).................................                   249,182,937
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1999
--------------------------------------------------------------------------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------
SHORT-TERM INVESTMENTS (13.0%)
OTHER INVESTMENT COMPANIES (0.0%)
SSGA Money Market Fund, 4.68% due 07/01/99.......  $      9,840   $       9,840
                                                                  -------------

REPURCHASE AGREEMENT (11.2%)
Goldman Sachs Repurchase Agreement, 4.85% dated
  06/30/99, due 07/01/99, proceeds $97,647,153
  (collateralized by $101,774,000 U.S. Treasury
  Note, 5.63% due 05/15/08, valued at
  $99,587,411)(s)(t).............................    97,634,000      97,634,000
                                                                  -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (1.7%)
Federal National Mortage Association Discount
  Notes, 4.84% due 07/06/99(s)...................    15,000,000      14,989,920
                                                                  -------------

TIME DEPOSITS (0.1%)
State Street Bank & Trust Co. London, 2.75% due
  07/01/99.......................................       828,000         828,000
                                                                  -------------

U.S. TREASURY OBLIGATIONS (0.0%)
U.S. Treasury Bill, 4.57%(y) due 02/03/00........       640,000         619,443
                                                                  -------------
  TOTAL SHORT-TERM INVESTMENTS (COST
   $114,081,376).................................                   114,081,203
                                                                  -------------
TOTAL INVESTMENTS (COST $808,275,345) (106.8%).................
                                                                    933,692,401
LIABILITIES IN EXCESS OF OTHER ASSETS (-6.8%)..................
                                                                    (59,811,374)
                                                                  -------------
NET ASSETS (100.0%)............................................   $ 873,881,027
                                                                  -------------
                                                                  -------------

------------------------------
Note: Based on the cost of investments of $809,856,518 for federal income tax purposes at June 30, 1999, the aggregate gross unrealized appreciation and depreciation was $143,026,365 and $19,190,482, respectively, resulting in net unrealized appreciation of $123,835,883.

+ Non-income producing security.
# Demoninated in USD unless otherwise noted.

(f) Fair valued security. Approximately 0.3% of the market value of the securities have been valued at fair value. (See Note 1a)

(s) Security is fully or partially segregated with custodian as collateral for futures contracts or with broker as initial margin for futures contracts. $57,022,315 of the market value has been segregated.

(t) All or a portion of the security has been segregated as collateral for TBA securities and when issued securities.

(v) Rate shown reflects current rate on variable or floating rate instrument or instrument with step coupon rate.

(y) Yield to maturity.

144A - Securities restricted for resale to Qualified Institutional Buyers.

ADR - American Depositary Receipt.

AFC - Available Funds Class.

CSTR - Collateral Strip Rate.

JPY - Japanese Yen.

MTN - Medium Term Note.

NAS - Non-accelerated security.

PDI - Past Due Interest.

PO - Principal Only.

REMIC - Real Estate Mortgage Investment Conduit.

SDR - Swedish Depositary Receipt.

TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement.

USD - United States Dollar.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1999
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION

                                                       PERCENT OF
                                                        PORTFOLIO
                                                    -----------------
U.S. Government Agency/Treasury Obligations.......        17.3%
Short Term Investments............................        12.2%
Financial Services................................         8.6%
Banking...........................................         5.5%
Pharmaceuticals...................................         4.6%
Retail............................................         3.7%
Telephone.........................................         3.4%
Diversified Manufacturing.........................         3.2%
Food & Beverages..................................         3.1%
Semi-Conductors...................................         2.6%
Insurance.........................................         2.2%
Computer Systems..................................         2.2%
Electric..........................................         2.0%
Oil - Production..................................         2.0%
Computer Peripherals..............................         1.9%
Computer Software.................................         1.8%
Oil - Services....................................         1.8%
Entertainment.....................................         1.6%
Telecommunications Services.......................         1.5%
Broadcasting & Publishing.........................         1.5%
Chemicals.........................................         1.5%
Telecommunications Equipment......................         1.3%
Automotive........................................         1.1%
Household Products................................         0.8%
Commercial Services...............................         0.8%
Electronics.......................................         0.8%
Transport & Services..............................         0.8%
Telecommunications................................         0.8%
Biotechnology.....................................         0.7%
Health Services...................................         0.7%
Information Processing............................         0.6%
Electrical Equipment..............................         0.5%
Forest Products & Paper...........................         0.5%
Metals & Mining...................................         0.5%
Pollution Control.................................         0.4%
Railroads.........................................         0.4%
Aerospace.........................................         0.4%
Multi-Industry....................................         0.4%
Natural Gas.......................................         0.3%
Utilities.........................................         0.3%
Building Materials................................         0.3%
Gas - Pipelines...................................         0.3%
Restaurants & Hotels..............................         0.3%
Machinery.........................................         0.2%
Capital Goods.....................................         0.2%

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1999
--------------------------------------------------------------------------------

                                                       PERCENT OF
                                                        PORTFOLIO
                                                    -----------------
Packaging & Containers............................         0.2%
Construction & Housing............................         0.2%
Medical Supplies..................................         0.2%
Personal Care.....................................         0.2%
Real Estate.......................................         0.2%
Automotive Supplies...............................         0.2%
House Appliance & Furnishings.....................         0.2%
Real Estate Investment Trust......................         0.1%
Transportation....................................         0.1%
Foreign Government Obligation.....................         0.1%
Business & Public Services........................         0.1%
Apparels & Textiles...............................         0.1%
Gas Exploration...................................         0.1%
Manufacturing.....................................         0.1%
Truck & Freight Carriers..........................         0.1%
Airlines..........................................         0.1%
Holdings Companies................................         0.1%
Wholesale & International Trade...................         0.0%
Appliance & Household Durables....................         0.0%
Water.............................................         0.0%
Miscellaneous.....................................         0.0%
                                                    -----------------
                                                         100.0%
                                                    -----------------
                                                    -----------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $710,641,345)           $836,058,401
Repurchase Agreement (Amortized Cost $97,634,000)    97,634,000
Cash                                                     72,758
Foreign Currency at Value (Cost $3,315,173)           3,276,435
Receivable for Investments Sold                      11,978,188
Interest Receivable                                   2,286,572
Unrealized Appreciation of Forward Foreign
  Currency Contracts                                    697,355
Dividends Receivable                                    554,529
Foreign Tax Reclaim Receivable                          180,337
Receivable for Expense Reimbursement                     53,858
Prepaid Trustees' Fees                                    2,281
Prepaid Expenses and Other Assets                         3,090
                                                   ------------
    Total Assets                                    952,797,804
                                                   ------------
LIABILITIES
Payable for Investments Purchased                    77,741,761
Advisory Fee Payable                                    382,469
Unrealized Depreciation of Forward Foreign
  Currency Contracts                                    297,881
Variation Margin Payable                                289,422
Custody Fee Payable                                     155,644
Administrative Services Fee Payable                      17,822
Foreign Tax Withholding Payable                           7,835
Fund Services Fee Payable                                   956
Administration Fee Payable                                  727
Accrued Expenses                                         22,260
                                                   ------------
    Total Liabilities                                78,916,777
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $873,881,027
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED JUNE 30, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $264,073 )                                                  $ 6,989,098
Interest Income                                                   15,290,936
                                                                 -----------
    Investment Income                                             22,280,034
EXPENSES
Advisory Fee                                       $ 3,834,721
Custodian Fees and Expenses                            598,907
Administrative Services Fee                            186,594
Professional Fees and Expenses                          51,127
Fund Services Fee                                       16,444
Administration Fee                                       9,900
Printing Expenses                                        9,443
Trustees' Fees and Expenses                              6,531
Insurance Expense                                        1,985
Amortization of Organization Expenses                       18
                                                   -----------
    Total Expenses                                   4,715,670
Less: Reimbursement of Expenses                       (183,744)
                                                   -----------
NET EXPENSES                                                       4,531,926
                                                                 -----------
NET INVESTMENT INCOME                                             17,748,108
NET REALIZED GAIN ON INVESTMENTS
  Investment Transactions                           33,138,394
  Futures Contracts                                  1,453,146
  Foreign Currency Contracts and Transactions          239,525
                                                   -----------
    Net Realized Gain                                             34,831,065
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF
  Investment Transactions                           38,648,092
  Futures Contracts                                   (529,182)
  Foreign Currency Contracts and Translations         (208,323)
                                                   -----------
    Net Change in Unrealized Appreciation                         37,910,587
                                                                 -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     $90,489,760
                                                                 -----------
                                                                 -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL   FOR THE FISCAL
                                                     YEAR ENDED       YEAR ENDED
                                                   JUNE 30, 1999    JUNE 30, 1998
                                                   --------------   --------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $   17,748,108   $   13,414,451
Net Realized Gain on Investments, Futures and
  Foreign Currency Contracts and Transactions          34,831,065       22,974,590
Net Change in Unrealized Appreciation of
  Investments, Futures and Foreign Currency
  Contracts and Translations                           37,910,587       38,417,752
                                                   --------------   --------------
    Net Increase in Net Assets Resulting from
      Operations                                       90,489,760       74,806,793
                                                   --------------   --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                         364,472,896      230,295,407
Withdrawals                                          (140,147,017)     (53,675,147)
                                                   --------------   --------------
    Net Increase from Investors' Transactions         224,325,879      176,620,260
                                                   --------------   --------------
    Total Increase in Net Assets                      314,815,639      251,427,053
NET ASSETS
Beginning of Fiscal Year                              559,065,388      307,638,335
                                                   --------------   --------------
End of Fiscal Year                                 $  873,881,027   $  559,065,388
                                                   --------------   --------------
                                                   --------------   --------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                    FOR THE FISCAL YEAR ENDED JUNE
                                                                 30,
                                                   --------------------------------
                                                   1999   1998   1997   1996   1995
                                                   ----   ----   ----   ----   ----
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                                     0.65%  0.65%  0.65%  0.65%  0.65%
  Net Investment Income                            2.55%  3.13%  3.33%  3.35%  3.71%
  Expenses without Reimbursement                   0.68%  0.71%  0.80%  0.82%  0.97%
Portfolio Turnover                                  144%    82%   100%   144%   136%

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Diversified Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 29, 1993. The portfolio commenced operations on September 10, 1993. The portfolio's investment objective is to provide a high total return from a diversified portfolio of equity and fixed income securities. The portfolio may invest in international markets. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The portfolio may have elements of risk not typically associated with investments in the United States due to concentrated investments in a limited number of countries or regions which may vary throughout the year. Such concentrations may subject the portfolio to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions which could cause the securities and their markets to be less liquid and prices more volatile than those comparable to the United States.

The ability of the issuers of debt, asset-backed, and mortgage securities held by the portfolio to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-back and mortgage securities can be significantly affected by changes in interest rates or rapid principal payments including pre-payments.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The portfolio values securities that are listed on an exchange using prices supplied daily by an independent pricing service that are based on the last traded price on a national securities exchange or in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange, if such exchange or market constitutes the broadest and most representative market for the security. Securities listed on a foreign exchange are valued at the last traded price or, in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange available before the time when net assets are valued. Independent pricing service procedures may also include the use of prices based on yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, operating data, and general market conditions. Unlisted securities are valued at the average of the quoted bid and asked price in the over-the-counter market provided by a principal market maker or dealer. If prices are not supplied by the portfolio's independent pricing service or principal market maker or dealer, such securities are priced using fair values in accordance with procedures adopted by the portfolio's trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the

THE DIVERSIFIED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 1999
--------------------------------------------------------------------------------
      exchange on which they are traded closes and the time when the portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the portfolio's trustees.

   b) The portfolio's custodian or designated subcustodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   c) The books and records of the portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although the net assets of the portfolio are presented at the exchange rates and market values prevailing at the end of the period, the portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   d) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   e) The portfolio incurred organization expenses in the amount of $5,000 which were deferred and are being amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the portfolio.

   f ) The portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates and to enhance returns. A forward foreign currency contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily at the current foreign exchange rates, and the change in the market value is recorded by the portfolio as unrealized appreciation or depreciation of forward foreign currency contract translations.

THE DIVERSIFIED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 1999
--------------------------------------------------------------------------------

   g) Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the portfolio enters into the contract. Upon entering into such a contract, the portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolio as unrealized gains or losses. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

   h) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The portfolio earns foreign income which may be subject to foreign withholding taxes at various rates. The portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned. Taxes are accrued and applied to net investment income, net realized capital gains and unrealized appreciation, as applicable, as to the income and/or capital gains are earned.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and wholly-owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio pays JPMIM at an annual rate of 0.55% of the portfolio's average net assets. For the fiscal year ended June 30, 1999, such fees amounted to $3,834,721.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the fund's officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended June 30, 1999, the fee for these services amounted to $9,900.

THE DIVERSIFIED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 1999
--------------------------------------------------------------------------------

   c) The portfolio has an the Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and the other portfolios for which JPMIM acts as an investment advisor ( the "master portfolio") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended June 30, 1999, the fee for these services amounted to $186,594.

      In addition, J.P. Morgan has agreed to reimburse the portfolio to the extent necessary to maintain the total operating expenses of the portfolio, at no more than 0.65% of the average daily net assets of the portfolio until further notification. For the fiscal year ended June 30, 1999, J.P. Morgan has agreed to reimburse the portfolio $183,744 for expenses under this agreement.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the trust represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $16,444 for the fiscal year ended June 30, 1999.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the J.P. Morgan Funds, J.P. Morgan Institutional Funds, the master portfolios, and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $3,100.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended June 30, 1999 were as follows:

                                                      COST OF         PROCEEDS
                                                     PURCHASES       FROM SALES
                                                   --------------   ------------
U.S. Government and Agency Obligations...........  $  628,567,316   $550,728,783
Corporate and Collateralized Obligations.........     547,044,621    419,832,454
                                                   --------------   ------------
                                                   $1,175,611,937   $970,561,237
                                                   --------------   ------------
                                                   --------------   ------------

THE DIVERSIFIED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 1999
--------------------------------------------------------------------------------

At June 30, 1999, the portfolio had open forward foreign currency contracts as follows:

                                                                 U.S. DOLLAR   NET UNREALIZED
                                                   CONTRACTUAL    VALUE AT     APPRECIATION/
                                                      VALUE        6/30/99     (DEPRECIATION)
                                                   -----------   -----------   --------------
PURCHASE CONTRACTS
Australian Dollar 1,303,797, expiring 07/23/99...  $   851,119   $   863,215   $      12,096
British Pound 1,933,348, expiring
 07/23/99........................................    3,124,209     3,047,969         (76,240)
Euro 6,106,000, expiring 07/23/99................    6,454,949     6,307,499        (147,450)
Japanese Yen 518,725,720, expiring
 07/23/99........................................    4,320,000     4,299,757         (20,243)
Singapore Dollar, 1,300,000, expiring 07/23/99...      771,513       765,332          (6,181)
Swiss Franc 910,019 for GBP 376,352, expiring
 07/23/99........................................      605,669       599,235          (6,434)
Swiss Franc 234,191, expiring 07/23/99...........      157,281       151,036          (6,245)

                                                   SETTLEMENT
                                                      VALUE
                                                   -----------
SALES CONTRACTS
Euro 11,321,223, expiring 07/23/99...............   12,081,938    11,694,826     387,112
Hong Kong Dollar 18,200,000, expiring 07/23/99...    2,348,296     2,344,547       3,749
Japanese Yen 1,352,739,694,
 expiring 07/23/99...............................   11,453,543    11,212,962     240,581
New Zealand Dollar 568,620, expiring
 07/23/99........................................      313,480       301,452      12,028
Singapore Dollar 1,300,000 expiring 07/23/99.....      766,961       765,332       1,629
Swedish Krona 1,932,093, expiring 07/23/99.......      232,642       227,570       5,072
                                                                               ---------
NET UNREALIZED APPRECIATION ON FORWARD FOREIGN
 CURRENCY CONTRACTS..............................                              $ 399,474
                                                                               ---------
                                                                               ---------

Open futures contracts at June 30, 1999 are summarized as follows:

                                                                     NET UNREALIZED
                                                                     APPRECIATION/    CURRENT MARKET VALUE
                                                   CONTRACTS LONG    (DEPRECIATION)       OF CONTRACTS
                                                   ---------------   --------------   --------------------
Australian All Ordinary Index, expiring September
 1999............................................              28    $     (12,879)   $         1,379,486
FSTE 100 Index, expiring September 1999..........              33          (74,380)             3,302,013
Topix Index, expiring September 1999.............               3           (2,142)               348,745
U.S. Long Bond (CBT), expiring September 1999....              16            6,404              1,854,500
                                                   ---------------   --------------   --------------------
Totals...........................................              80    $     (82,997)   $         6,884,744
                                                   ---------------   --------------   --------------------
                                                   ---------------   --------------   --------------------

THE DIVERSIFIED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 1999
--------------------------------------------------------------------------------

                                                                     NET UNREALIZED
                                                                     APPRECIATION/    CURRENT MARKET VALUE
                                                   CONTRACTS SHORT   (DEPRECIATION)       OF CONTRACTS
                                                   ---------------   --------------   --------------------
CAC 40 Index, expiring July 1999.................               4    $      (1,762)   $          (187,460)
DAX Index, expiring September 1999...............               2           (1,261)              (277,858)
Hang Seng Index, expiring July 1999..............               6           15,981               (523,490)
IBEX Plus Index, expiring July 1999..............               1             (849)              (105,067)
U.S. Five Year Note, expiring September 1999.....               6           (4,536)              (654,000)
U.S. Ten Year Note, expiring September 1999......             284         (365,798)           (31,577,250)
                                                   ---------------   --------------   --------------------
Totals...........................................             303    $    (358,225)   $       (33,325,125)
                                                   ---------------   --------------   --------------------
                                                   ---------------   --------------   --------------------

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Diversified Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Diversified Portfolio (the "portfolio") at June 30, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
August 18, 1999

50